MARKETABLE SECURITIES (Schedule of investment income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 25,414	$ 13,176	$ 8,422
Dividend income	86,354	57,717	54,526
Gain (loss) on sale of marketable securities	(805)	23,734	(36,999)
Total	$ 110,963	$ 94,627	$ 25,949